CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net losses for the year	$ 153,626,515	$ 21,080,659	$ 12,253,026
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	95,925,288	16,849,960	62,361,904
Depreciation and amortization	62,626,497	70,101,333	90,042,209
Provisions	5,283,126	15,230,440	8,826,526
Exchange rate differences	40,754,969	207,081,777	32,755,517
Loss from securities transactions	544,055	3,998,429	119,594,515
Interest expense	58,265,167	135,474,312	34,623,282
Result from disposal of fixed assets	0	0	16,419
Share-based payments	682,956	862,185	429,519
Gain on disposal of property, plant and equipment	(2,729,788)	(981,808)	(22,851,318)
(Recovery) charge of allowance for other doubtful receivables	889,806	(462,544)	1,312,527
Gain on net monetary position	(262,879,515)	(302,169,399)	(93,223,993)
Changes in operating assets and liabilities
Inventories	(46,088,719)	(31,739,941)	(21,469,057)
Other receivables	22,911,153	(10,437,149)	(21,544,995)
Trade accounts receivable	(39,849,707)	(54,539,668)	(48,463,058)
Advances from customers	(1,206,869)	3,274,794	1,633,075
Accounts payable	54,602,995	98,455,813	75,705,817
Salaries and social security contributions	11,782,065	14,681,690	19,095,002
Provisions	(1,300,875)	(1,463,969)	(2,734,295)
Tax liabilities	(5,380,529)	(3,475,541)	36,045,438
Other liabilities	(11,245,714)	15,391,521	382,175
Income tax paid	(12,494,796)	(12,048,026)	(72,114,100)
Net cash generated by discontinued operating activities	124,718,080	185,164,868	212,676,135
INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A.	0	1,414,367	630,859
Proceeds from disposal of property, plant and equipment	1,730,237	1,796,367	22,351,457
Payments to acquire property, plant and equipment	(73,047,859)	(78,510,673)	(69,192,367)
Payments to acquire intangibles assets	(686,484)	(1,458,636)	(706,789)
Redemption of investments	0	0	16,242,259
Contributions to FFFSFI	(889,806)	(1,256,030)	(1,312,527)
Net cash used in investing activities	(72,893,912)	(78,014,605)	(31,987,108)
FINANCING ACTIVITIES
Proceeds from borrowings	330,130,588	151,278,075	350,636,704
Issuance of corporate bonds	0	310,284,594	0
Interest paid	(61,590,691)	(118,407,456)	(32,251,499)
Dividends paid	0	(189,116,296)	(147,871,427)
Lease payments	(1,735,954)	(2,092,178)	(1,920,608)
Repayment of borrowings and corporate bonds	(314,475,020)	(241,416,164)	(324,457,213)
Repurchase of capital stock	(594,830)	0	(12,189,389)
Net cash used in financing activities	(48,265,907)	(89,469,425)	(168,053,432)
Net increase in cash and cash equivalents	3,558,261	17,680,838	12,635,595
Cash and cash equivalents at beginning of period	14,664,561	33,302,505	43,666,825
Effect of restating in constant currency of cash and cash equivalents	(10,032,840)	(50,562,265)	(24,546,771)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	363,381	14,243,483	1,546,856
Cash and cash equivalents at end of period	$ 8,553,363	$ 14,664,561	$ 33,302,505